Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.3%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	$1,000	$ 822,678
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 11.642%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	493,368
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 11.812%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	690,904
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	457,703
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.938%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,000	923,375
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	361,236
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	490,579
Series 2015-5A, Class DR, 11.508%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	398,009
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 11.308%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	500	446,030
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.437%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	500	424,216
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.058%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	427,994
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 10.558%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	499,677
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 11.308%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	500	456,445
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	395,987
Series 2019-1A, Class DR, 11.369%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	452,846
RAD CLO 7, Ltd., Series 2020-7A, Class E, 11.292%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	539,319
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	256,021
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 11.792%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	465,934
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 10.998%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	375	287,025
Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 11.578%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	$500	$ 417,548
Voya CLO, Ltd., Series 2013-1A, Class DR, 11.272%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	1,000	708,329
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.032%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	466,860
Total Asset-Backed Securities (identified cost $12,527,728)		$ 10,882,083

Closed-End Funds — 3.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 577,980
Invesco Senior Income Trust	178,510	656,917
Nuveen Credit Strategies Income Fund	180,539	922,554
Nuveen Floating Rate Income Fund	73,198	600,224
Nuveen Floating Rate Income Opportunity Fund	51,054	409,453
Total Closed-End Funds (identified cost $4,361,230)		$ 3,167,128

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	28	$ 127,390
		$ 127,390
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(5)	85	$ 42
Skillsoft Corp.(4)(5)	25,137	50,274
		$ 50,316
Investment Companies — 0.1%
Aegletes B.V.(4)(5)	6,311	$ 107,287
Jubilee Topco, Ltd., Class A(3)(4)(5)	995,275	0
		$ 107,287
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$ 51,047
Cumulus Media, Inc., Class A(4)(5)	18,865	69,612
iHeartMedia, Inc., Class A(4)(5)	18,090	70,551
		$ 191,210

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Pet Holding Corp.(3)(4)(5)	269	$ 19,893
		$ 19,893
Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 201,850
		$ 201,850
Total Common Stocks (identified cost $1,790,956)		$ 697,946

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	28	$ 7
Total Convertible Preferred Stocks (identified cost $829)		$ 7

Corporate Bonds — 6.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 119,635
		$ 119,635
Automotive — 0.5%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 502,812
		$ 502,812
Building and Development — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$135	$ 126,927
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	126,305
		$ 253,232
Business Equipment and Services — 1.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$500	$ 486,679
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	325	321,782
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.: (continued)
5.75%, 4/15/26(1)	$325	$ 322,879
		$ 1,131,340
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 114,228
		$ 114,228
Chemicals and Plastics — 0.5%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$500	$ 493,875
		$ 493,875
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 129,520
		$ 129,520
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$135	$ 123,478
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	293,556
		$ 417,034
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 120,454
		$ 120,454
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 115,660
		$ 115,660
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$500	$ 510,450
		$ 510,450
Financial Intermediaries — 0.4%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$500	$ 448,820
		$ 448,820
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$135	$ 117,590
		$ 117,590

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$135	$ 117,901
LifePoint Health, Inc., 5.375%, 1/15/29(1)	135	82,688
Tenet Healthcare Corp., 6.875%, 11/15/31	500	478,022
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	135	120,348
		$ 798,959
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 118,954
		$ 118,954
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$100	$ 92,845
		$ 92,845
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$135	$ 116,383
		$ 116,383
Media — 0.4%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$135	$ 9,878
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)(7)	0(8)	4
5.375%, 8/15/26(1)(7)	1,407	79,144
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	90,381
8.375%, 5/1/27	185	135,068
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	135	116,100
		$ 430,575
Oil and Gas — 0.1%
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	$135	$ 128,106
		$ 128,106
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$135	$ 112,238
		$ 112,238
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$135	$ 117,272
		$ 117,272
Security	Principal Amount (000's omitted)	Value
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$135	$ 111,190
		$ 111,190
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 109,587
		$ 109,587
Utilities — 0.4%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$500	$ 401,480
		$ 401,480
Wireless Telecommunication Services — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$275	$ 247,528
		$ 247,528
Total Corporate Bonds (identified cost $8,767,372)		$ 7,259,767

Senior Floating-Rate Loans — 129.0%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	$ 707,128
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	179	181,315
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		202	160,126
WP CPP Holdings, LLC, Term Loan, 8.58%, (3 mo. USD LIBOR + 3.75%), 4/30/25		1,164	1,066,132
			$ 2,114,701
Airlines — 1.2%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28		925	$ 940,288
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27		298	309,380
			$ 1,249,668

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 2.7%
Adient US, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/10/28		321	$ 321,066
Clarios Global, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/30/26		930	927,269
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	22	20,973
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	70	67,784
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	134	130,346
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		198	185,943
Term Loan, 11.398%, (SOFR + 6.50%), 10/4/28		200	186,000
Garrett LX I S.a.r.l., Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28		345	342,165
LTI Holdings, Inc., Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 7/24/26		271	263,716
Truck Hero, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 1/31/28		497	444,740
			$ 2,890,002
Automobiles — 0.7%
MajorDrive Holdings IV, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28		319	$ 303,746
Term Loan, 10.556%, (SOFR + 5.50%), 6/1/29		421	406,024
			$ 709,770
Beverages — 1.2%
Arterra Wines Canada, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/24/27		489	$ 480,401
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28		320	135,362
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28		737	665,583
			$ 1,281,346
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 7.21%, (1 mo. USD LIBOR + 2.50%), 3/12/26		181	$ 177,435
Alltech, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 10/13/28		123	119,940
			$ 297,375
Building Products — 1.7%
Cornerstone Building Brands, Inc., Term Loan, 7.934%, (1 mo. USD LIBOR + 3.25%), 4/12/28		909	$ 806,704
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower, LLC, Term Loan, 9.657%, (SOFR + 4.75%), 2/16/29		465	$ 378,056
MI Windows and Doors, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/18/27		137	136,911
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29		224	216,389
Standard Industries, Inc., Term Loan, 7.116%, (SOFR + 2.25%), 9/22/28		282	281,605
			$ 1,819,665
Capital Markets — 3.9%
Advisor Group, Inc., Term Loan, 9.34%, (1 mo. USD LIBOR + 4.50%), 7/31/26		497	$ 491,034
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28		395	394,378
Aretec Group, Inc.:
Term Loan, 9.157%, (SOFR + 4.25%), 10/1/25		746	742,956
Term Loan, 3/8/30(10)		200	197,375
Edelman Financial Center, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 4/7/28		442	427,295
EIG Management Company, LLC, Term Loan, 8.557%, (1 mo. USD LIBOR + 3.75%), 2/22/25		119	118,305
Focus Financial Partners, LLC, Term Loan, 7.307%, (SOFR + 2.50%), 6/30/28		491	484,635
HighTower Holdings, LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28		748	708,826
Hudson River Trading, LLC, Term Loan, 7.922%, (SOFR + 3.00%), 3/20/28		541	508,279
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28		123	120,839
			$ 4,193,922
Chemicals — 7.3%
Aruba Investments, Inc.:
Term Loan, 6.905%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	245	$ 257,067
Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 11/24/27		343	337,881
Charter NEX US, Inc., Term Loan, 8.672%, (SOFR + 3.75%), 12/1/27		221	218,157
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	276	296,726
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		326	250,620
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27		343	343,225
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		442	397,913

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.491%, (SOFR + 3.50%), 8/28/26		99	$ 98,268
INEOS Finance PLC, Term Loan, 5.655%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	175	180,693
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 6.905%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	80,727
Term Loan, 8.657%, (SOFR + 3.75%), 3/14/30		125	124,531
INEOS Styrolution US Holding, LLC, Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 1/29/26		983	974,210
INEOS US Finance, LLC:
Term Loan, 7.407%, (SOFR + 2.50%), 11/8/28		149	146,365
Term Loan, 8.407%, (SOFR + 3.50%), 2/18/30		225	223,805
Term Loan, 8.657%, (SOFR + 3.75%), 11/8/27		500	499,750
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		423	421,871
Lonza Group AG, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		713	663,473
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/29/27		270	269,379
Momentive Performance Materials, Inc., Term Loan, 3/31/28(10)		250	244,063
Olympus Water US Holding Corporation, Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		691	655,823
Orion Engineered Carbons GmbH, Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 9/24/28		99	96,684
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		442	374,582
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(10)		150	135,000
Starfruit Finco B.V., Term Loan, 4/3/28(10)		175	174,781
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28		296	294,707
			$ 7,760,301
Commercial Services & Supplies — 5.5%
Allied Universal Holdco, LLC, Term Loan, 8.657%, (SOFR + 3.75%), 5/12/28		995	$ 945,824
Belfor Holdings, Inc., Term Loan, 8.852%, (1 mo. USD LIBOR + 4.00%), 4/6/26		241	240,475
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,668	1,622,154
Garda World Security Corporation, Term Loan, 9.109%, (SOFR + 4.25%), 10/30/26		495	491,589
GFL Environmental, Inc., Term Loan, 7.907%, (SOFR + 3.00%), 5/28/27		24	24,469
LABL, Inc., Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 10/29/28		173	167,616
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 7.50%), 3/29/24	353	$ 148,211
PECF USS Intermediate Holding III Corporation, Term Loan, 9.09%, (1 mo. USD LIBOR + 4.25%), 12/15/28	444	376,053
Phoenix Services International, LLC:
DIP Loan, 14.759%, (SOFR + 12.00%), 5/29/23(11)	45	42,976
DIP Loan, 16.806%, (SOFR + 12.00%), 5/29/23	93	89,516
Term Loan, 0.00%, 3/1/25(7)	295	33,847
SITEL Worldwide Corporation, Term Loan, 8.60%, (1 mo. USD LIBOR + 3.75%), 8/28/28	889	879,900
Tempo Acquisition, LLC, Term Loan, 7.807%, (SOFR + 3.00%), 8/31/28	497	497,543
TruGreen Limited Partnership, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 11/2/27	293	271,379
		$ 5,831,552
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 11/1/28	86	$ 85,723
		$ 85,723
Construction Materials — 0.9%
Quikrete Holdings, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 3/18/29	990	$ 980,348
		$ 980,348
Containers & Packaging — 1.7%
Berlin Packaging, LLC, Term Loan, 8.445%, (USD LIBOR + 3.75%), 3/11/28(11)	320	$ 316,124
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.082%, (SOFR + 4.17%), 4/13/29	646	633,147
Pregis TopCo Corporation, Term Loan, 8.672%, (SOFR + 3.75%), 7/31/26	290	283,961
Pretium PKG Holdings, Inc.:
Term Loan, 8.843%, (3 mo. USD LIBOR + 4.00%), 10/2/28	148	117,601
Term Loan - Second Lien, 11.648%, (3 mo. USD LIBOR + 6.75%), 10/1/29	100	64,219
Trident TPI Holdings, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 10/17/24	356	353,845
		$ 1,768,897
Distributors — 0.7%
Autokiniton US Holdings, Inc., Term Loan, 9.422%, (SOFR + 4.50%), 4/6/28	737	$ 717,163

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.779%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)		49	$ 39,318
			$ 756,481
Diversified Consumer Services — 1.0%
Ascend Learning, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/11/28		173	$ 160,319
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		497	489,721
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		200	195,000
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27		203	203,043
			$ 1,048,083
Diversified Financial Services — 0.9%
Concorde Midco, Ltd., Term Loan, 6.132%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 261,975
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	275	290,222
Zephyr Bidco Limited, Term Loan, 8.709%, (SONIA + 4.78%), 7/23/25	GBP	350	402,616
			$ 954,813
Diversified Telecommunication Services — 3.8%
Altice France S.A., Term Loan, 10.17%, (SOFR + 5.50%), 8/15/28		1,319	$ 1,256,068
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		186	182,612
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		411	253,867
Virgin Media Bristol, LLC, Term Loan, 7.934%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,825	1,810,009
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	500	512,953
			$ 4,015,509
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 9.157%, (SOFR + 4.25%), 5/13/29		299	$ 299,181
			$ 299,181
Electronic Equipment, Instruments & Components — 1.6%
Chamberlain Group, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 11/3/28		395	$ 380,188
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28		398	$ 346,041
Mirion Technologies, Inc., Term Loan, 7.96%, (6 mo. USD LIBOR + 2.75%), 10/20/28		147	146,252
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		499	431,498
Verisure Holding AB, Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	375	391,627
			$ 1,695,606
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 16.106%, (1 mo. USD LIBOR + 13.00%), 11.106% cash, 5.00% PIK, 2/1/26(12)		24	$ 12,044
			$ 12,044
Engineering & Construction — 1.9%
Aegion Corporation, Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 5/17/28		299	$ 293,069
Amentum Government Services Holdings, LLC, Term Loan, 8.906%, (SOFR + 4.00%), 2/15/29(11)		174	170,322
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		269	266,124
Northstar Group Services, Inc., Term Loan, 10.422%, (1 mo. USD LIBOR + 5.50%), 11/12/26		590	583,646
USIC Holdings, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 5/12/28		690	670,108
			$ 1,983,269
Entertainment — 3.4%
AMC Entertainment Holdings, Inc., Term Loan, 7.684%, (1 mo. USD LIBOR + 3.00%), 4/22/26		816	$ 592,450
Crown Finance US, Inc.:
DIP Loan, 14.664%, (SOFR + 10.00%), 9/7/23		761	774,215
Term Loan, 0.00%, 9/30/26(7)		682	106,468
EP Purchaser, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/6/28		99	98,629
Renaissance Holding Corp.:
Term Loan, 4/5/30(10)		275	268,727
Term Loan - Second Lien, 11.84%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	1,042,750
Vue International Bidco PLC:
Term Loan, 10.846%, (3 mo. EURIBOR + 8.00%), 4.346% cash, 6.50% PIK, 12/31/27	EUR	995	609,847
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	143,405
			$ 3,636,491

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 10/1/25		148	$ 131,959
CHG PPC Parent, LLC, Term Loan, 7.875%, (1 mo. USD LIBOR + 3.00%), 12/8/28		124	122,667
Monogram Food Solutions, LLC, Term Loan, 8.875%, (1 mo. USD LIBOR + 4.00%), 8/28/28		123	119,117
Shearer's Foods, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/23/27		195	191,172
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28		269	264,952
United Petfood Group B.V., Term Loan, 5.501%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	350	361,545
			$ 1,191,412
Gas Utilities — 0.9%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		1,009	$ 1,003,392
			$ 1,003,392
Health Care Equipment & Supplies — 2.6%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		213	$ 198,176
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		395	379,200
Gloves Buyer, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/29/27		690	638,108
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		739	575,883
Medline Borrower, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 10/23/28		990	966,419
			$ 2,757,786
Health Care Providers & Services — 8.5%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		571	$ 568,664
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	125	124,244
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		1,040	749,140
Cano Health, LLC, Term Loan, 8.907%, (SOFR + 4.00%), 11/23/27		986	744,138
CCRR Parent, Inc., Term Loan, 8.60%, (1 mo. USD LIBOR + 3.75%), 3/6/28		544	533,473
Cerba Healthcare S.A.S.:
Term Loan, 6.155%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	125	123,725
Term Loan, 6.405%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	150	152,630
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 9/29/28		570	$ 565,082
CNT Holdings I Corp., Term Loan, 8.125%, (SOFR + 3.50%), 11/8/27		688	677,064
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		238	135,969
Electron BidCo, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 11/1/28		198	195,574
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		134	116,903
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		943	261,692
IVC Acquisition, Ltd., Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	400	410,890
LSCS Holdings, Inc., Term Loan, 9.34%, (1 mo. USD LIBOR + 4.50%), 12/16/28		173	165,900
Medical Solutions Holdings, Inc., Term Loan, 8.241%, (SOFR + 3.25%), 11/1/28		647	628,984
Option Care Health, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 10/27/28		99	98,478
Pacific Dental Services, LLC, Term Loan, 8.279%, (1 mo. USD LIBOR + 3.50%), 5/5/28		270	268,583
Pediatric Associates Holding Company, LLC:
Term Loan, 7.36%, (1 mo. USD LIBOR + 3.25%), 12/29/28(12)		59	58,013
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/29/28		389	381,292
Phoenix Guarantor, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/5/26		737	718,949
Radiology Partners, Inc., Term Loan, 9.09%, (1 mo. USD LIBOR + 4.25%), 7/9/25		150	121,625
Sound Inpatient Physicians, Term Loan, 7.825%, (3 mo. USD LIBOR + 3.00%), 6/27/25		214	169,575
Surgery Center Holdings, Inc., Term Loan, 8.46%, (1 mo. USD LIBOR + 3.75%), 8/31/26		645	642,394
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	160,947
U.S. Anesthesia Partners, Inc., Term Loan, 8.912%, (1 mo. USD LIBOR + 4.25%), 10/1/28		271	261,588
			$ 9,035,516
Health Care Technology — 3.9%
Bracket Intermediate Holding Corp., Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25		406	$ 400,548
Certara, L.P., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 8/15/26		473	468,489
eResearchTechnology, Inc., Term Loan, 9.34%, (1 mo. USD LIBOR + 4.50%), 2/4/27		147	138,649

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Imprivata, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 12/1/27		985	$ 963,995
MedAssets Software Intermediate Holdings, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/18/28		272	255,234
PointClickCare Technologies, Inc., Term Loan, 7.875%, (1 mo. USD LIBOR + 3.00%), 12/29/27		294	291,060
Project Ruby Ultimate Parent Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/10/28		539	520,977
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27		441	395,026
Verscend Holding Corp., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 8/27/25		699	699,058
			$ 4,133,036
Hotels, Restaurants & Leisure — 3.6%
Carnival Corporation:
Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 6/30/25		608	$ 601,126
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 10/18/28		1,138	1,114,633
ClubCorp Holdings, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 9/18/24		393	376,405
Dave & Buster's, Inc., Term Loan, 9.938%, (SOFR + 5.00%), 6/29/29		199	199,298
Great Canadian Gaming Corporation, Term Loan, 8.947%, (3 mo. USD LIBOR + 4.00%), 11/1/26		447	444,113
Oravel Stays Singapore Pte, Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26		270	234,388
Playa Resorts Holding B.V., Term Loan, 8.993%, (SOFR + 4.25%), 1/5/29		648	645,437
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.875%, (1 mo. USD LIBOR + 3.00%), 8/25/28		222	221,071
			$ 3,836,471
Household Durables — 2.1%
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 8.711% cash, 4.75% PIK, 11/22/27		288	$ 269,248
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(7)		513	503,875
Term Loan - Second Lien, 0.00%, 8/10/23(7)		1,175	675,889
Solis IV B.V., Term Loan, 6.67%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	753,728
			$ 2,202,740
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		99	$ 96,034
			$ 96,034
Insurance — 1.4%
AmWINS Group, Inc., Term Loan, 7.626%, (SOFR + 2.75%), 2/19/28		200	$ 196,819
AssuredPartners, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/12/27		689	683,641
NFP Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 2/15/27		589	576,229
			$ 1,456,689
Interactive Media & Services — 2.0%
Adevinta ASA:
Term Loan, 5.996%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	418	$ 450,807
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		147	146,638
Arches Buyer, Inc., Term Loan, 8.157%, (SOFR + 3.25%), 12/6/27		798	754,820
Buzz Finco, LLC:
Term Loan, 7.609%, (1 mo. USD LIBOR + 2.75%), 1/29/27		267	265,416
Term Loan, 8.109%, (1 mo. USD LIBOR + 3.25%), 1/29/27		27	26,773
Getty Images, Inc., Term Loan, 9.493%, (SOFR + 4.50%), 2/19/26(11)		527	527,208
			$ 2,171,662
IT Services — 4.8%
Asurion, LLC:
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26		995	$ 927,754
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 5.25%), 1/31/28		750	628,829
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 5.25%), 1/20/29		325	269,913
Endure Digital, Inc., Term Loan, 8.219%, (1 mo. USD LIBOR + 3.50%), 2/10/28		995	927,778
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		746	711,206
Indy US Bidco, LLC, Term Loan, 6.655%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	196	181,648
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		595	586,746

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		739	$ 398,894
Skopima Merger Sub, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 5/12/28		517	483,512
			$ 5,116,280
Leisure Products — 0.8%
Amer Sports Oyj, Term Loan, 6.992%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	800	$ 847,970
			$ 847,970
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 8.407%, (SOFR + 3.50%), 12/4/26		145	$ 143,250
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26		675	579,795
LGC Group Holdings, Ltd., Term Loan, 5.655%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	225	230,134
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 4/21/27		146	141,184
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26		300	290,062
			$ 1,384,425
Machinery — 6.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.484%, (SOFR + 3.75%), 7/31/28		596	$ 574,657
Albion Financing 3 S.a.r.l., Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26		395	383,644
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27		532	528,298
American Trailer World Corp., Term Loan, 8.657%, (SOFR + 3.75%), 3/3/28		255	221,984
Apex Tool Group, LLC, Term Loan, 10.093%, (SOFR + 5.25%), 2/8/29		348	308,343
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		591	524,512
Delachaux Group S.A., Term Loan, 9.325%, (3 mo. USD LIBOR + 4.50%), 4/16/26		210	201,960
Engineered Machinery Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28		885	874,721
Filtration Group Corporation, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 10/21/28		172	170,328
Gates Global, LLC, Term Loan, 7.407%, (SOFR + 2.50%), 3/31/27		761	758,633
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		198	189,254
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Illuminate Buyer, LLC, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 6/30/27		200	$ 196,936
Roper Industrial Products Investment Company, LLC, Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		425	422,450
SPX Flow, Inc., Term Loan, 9.407%, (SOFR + 4.50%), 4/5/29		523	501,280
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		497	473,031
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.62%), 7/30/27	EUR	150	157,117
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		195	190,178
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	300	301,762
			$ 6,979,088
Media — 1.8%
Diamond Sports Group, LLC, Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26		235	$ 220,491
Gray Television, Inc.:
Term Loan, 7.358%, (SOFR + 2.50%), 1/2/26		276	272,337
Term Loan, 7.662%, (1 mo. USD LIBOR + 3.00%), 12/1/28		247	240,343
Hubbard Radio, LLC, Term Loan, 9.10%, (1 mo. USD LIBOR + 4.25%), 3/28/25		210	184,693
Nexstar Broadcasting, Inc., Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 9/18/26		127	127,015
Sinclair Television Group, Inc., Term Loan, 7.35%, (1 mo. USD LIBOR + 2.50%), 9/30/26		290	266,340
Univision Communications, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/15/26		590	587,605
			$ 1,898,824
Metals/Mining — 0.7%
Dynacast International, LLC, Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25		162	$ 122,177
PMHC II, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 4/23/29		199	176,612
WireCo WorldGroup, Inc., Term Loan, 9.063%, (1 mo. USD LIBOR + 4.25%), 11/13/28		117	115,857
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27		288	285,364
			$ 700,010
Oil, Gas & Consumable Fuels — 1.9%
Centurion Pipeline Company, LLC:
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 9/29/25		121	$ 121,164

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Centurion Pipeline Company, LLC: (continued)
Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 9/28/25		99	$ 98,935
Freeport LNG Investments, LLLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28		172	166,926
Matador Bidco S.a.r.l., Term Loan, 9.407%, (1 mo. USD LIBOR + 4.50%), 10/15/26		742	738,406
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.063%, (SOFR + 3.25%), 10/5/28		245	241,943
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		306	306,378
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.84%, (1 mo. USD LIBOR + 8.00%), 8/27/26		378	376,709
			$ 2,050,461
Personal Products — 0.7%
Olaplex, Inc., Term Loan, 8.392%, (SOFR + 3.50%), 2/23/29		299	$ 268,572
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/1/26		539	534,524
			$ 803,096
Pharmaceuticals — 1.9%
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25		151	$ 37,845
Bausch Health Companies, Inc., Term Loan, 10.093%, (SOFR + 5.25%), 2/1/27		450	336,876
Jazz Financing Lux S.a.r.l., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 5/5/28		664	662,565
Mallinckrodt International Finance S.A.:
Term Loan, 9.978%, (1 mo. USD LIBOR + 5.25%), 9/30/27		541	396,120
Term Loan, 10.228%, (1 mo. USD LIBOR + 5.50%), 9/30/27		882	643,534
			$ 2,076,940
Professional Services — 2.8%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	245	$ 259,835
Apleona Holding GmbH, Term Loan, 5.692%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	375	389,149
Camelot U.S. Acquisition, LLC, Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 10/30/26		458	457,840
CoreLogic, Inc., Term Loan, 8.375%, (1 mo. USD LIBOR + 3.50%), 6/2/28		497	425,652
Employbridge Holding Company, Term Loan, 9.497%, (3 mo. USD LIBOR + 4.75%), 7/19/28		592	495,102
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Neptune Bidco U.S., Inc., Term Loan, 9.735%, (SOFR + 5.00%), 4/11/29		600	$ 534,000
Trans Union, LLC, Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 12/1/28		404	402,260
			$ 2,963,838
Road & Rail — 0.8%
First Student Bidco, Inc.:
Term Loan, 8.143%, (3 mo. USD LIBOR + 3.00%), 7/21/28		81	$ 78,178
Term Loan, 8.143%, (3 mo. USD LIBOR + 3.00%), 7/21/28		218	209,137
Grab Holdings, Inc., Term Loan, 9.35%, (1 mo. USD LIBOR + 4.50%), 1/29/26		517	517,297
			$ 804,612
Semiconductors & Semiconductor Equipment — 1.4%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29		622	$ 594,799
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30		125	110,469
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 5.676% cash, 8.00% PIK, 10/31/27		188	166,331
Entegris, Inc., Term Loan, 7.623%, (SOFR + 2.75%), 7/6/29(11)		600	600,468
			$ 1,472,067
Software — 24.0%
AppLovin Corporation, Term Loan, 8.157%, (SOFR + 3.35%), 8/15/25		564	$ 561,240
Aptean, Inc., Term Loan, 9.157%, (SOFR + 4.25%), 4/23/26		497	477,201
AQA Acquisition Holding, Inc., Term Loan, 9.203%, (3 mo. USD LIBOR + 4.25%), 3/3/28		418	408,950
Astra Acquisition Corp.:
Term Loan, 10.09%, (1 mo. USD LIBOR + 5.25%), 10/25/28		267	230,424
Term Loan - Second Lien, 13.734%, (1 mo. USD LIBOR + 8.88%), 10/25/29		425	352,665
Banff Merger Sub, Inc.:
Term Loan, 6.905%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	120	127,014
Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25		1,470	1,452,261
Term Loan - Second Lien, 10.34%, (1 mo. USD LIBOR + 5.50%), 2/27/26		225	218,772

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29	574	$ 572,897
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,543	1,360,796
Cloudera, Inc.:
Term Loan, 8.657%, (SOFR + 3.75%), 10/8/28	693	654,885
Term Loan - Second Lien, 10.907%, (SOFR + 6.00%), 10/8/29	200	178,000
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28	912	863,967
Cornerstone OnDemand, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/16/28	347	320,946
Delta TopCo, Inc., Term Loan - Second Lien, 12.156%, (SOFR + 7.25%), 12/1/28	1,000	859,167
E2open, LLC, Term Loan, 8.201%, (1 mo. USD LIBOR + 3.50%), 2/4/28	418	414,646
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27	587	579,411
Epicor Software Corporation:
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 7/30/27	497	489,884
Term Loan - Second Lien, 12.59%, (1 mo. USD LIBOR + 7.75%), 7/31/28	375	374,063
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24	994	935,820
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25	500	405,000
Greeneden U.S. Holdings II, LLC, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/1/27	712	703,968
Hyland Software, Inc., Term Loan - Second Lien, 11.09%, (1 mo. USD LIBOR + 6.25%), 7/7/25	1,787	1,714,935
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26	686	604,344
Ivanti Software, Inc., Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27	211	173,031
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	1,025	845,238
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29	275	208,083
Marcel LUX IV S.a.r.l., Term Loan, 8.932%, (SOFR + 4.00%), 12/31/27	50	50,181
McAfee, LLC, Term Loan, 8.515%, (SOFR + 3.75%), 3/1/29	695	656,828
Mediaocean, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/15/28	149	140,667
Open Text Corporation, Term Loan, 8.157%, (SOFR + 3.25%), 1/31/30	673	672,261
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28		393	$ 367,136
Proofpoint, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 8/31/28		988	967,287
RealPage, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 4/24/28		1,675	1,627,986
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28		690	547,506
SolarWinds Holdings, Inc., Term Loan, 8.807%, (SOFR + 4.00%), 2/5/27		450	449,297
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27		1,327	1,311,023
SurveyMonkey, Inc., Term Loan, 8.672%, (1 mo. USD LIBOR + 3.75%), 10/10/25		401	400,047
Ultimate Software Group, Inc. (The), Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26		1,068	1,042,453
Veritas US, Inc.:
Term Loan, 7.765%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	146	121,597
Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 9/1/25		547	417,279
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28		739	654,255
			$ 25,513,411
Specialty Retail — 4.8%
Boels Topholding B.V., Term Loan, 5.901%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	275	$ 292,646
Great Outdoors Group, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 3/6/28		1,271	1,257,129
Harbor Freight Tools USA, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 10/19/27		985	959,033
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		746	741,520
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		105	100,195
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		787	738,770
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28		985	978,639
			$ 5,067,932
Trading Companies & Distributors — 4.6%
DXP Enterprises, Inc., Term Loan, 10.165%, (3 mo. USD LIBOR + 5.25%), 12/23/27		319	$ 313,677
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		1,470	1,445,975

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Hillman Group, Inc. (The):
Term Loan, 3.132%, (1 mo. USD LIBOR + 2.75%), 7/14/28(12)		38	$ 37,692
Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 7/14/28		156	155,190
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27		319	295,361
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 10/28/28	GBP	375	412,292
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		1,261	1,064,679
SRS Distribution, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 6/2/28		748	722,853
White Cap Buyer, LLC, Term Loan, 8.557%, (SOFR + 3.75%), 10/19/27		499	493,598
			$ 4,941,317
Transportation Infrastructure — 0.6%
Brown Group Holding, LLC, Term Loan, 7.407%, (SOFR + 2.50%), 6/7/28		638	$ 633,046
			$ 633,046
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.898%, (SOFR + 4.00%), 12/17/27		497	$ 491,990
			$ 491,990
Total Senior Floating-Rate Loans (identified cost $145,119,179)			$137,014,792

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	102,872	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	2,169	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(13)	2,350,627	$ 2,350,627
Total Short-Term Investments (identified cost $2,350,627)		$ 2,350,627
Total Investments — 152.0% (identified cost $174,917,921)		$161,372,350
Less Unfunded Loan Commitments — (0.0)%(6)		$ (49,000)
Net Investments — 152.0% (identified cost $174,868,921)		$161,323,350
Other Assets, Less Liabilities — (16.6)%		$(17,509,786)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (35.4)%		$(37,612,992)
Net Assets Applicable to Common Shares — 100.0%		$106,200,572
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $16,752,023 or 15.8% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after March 31, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2023, the total value of unfunded loan commitments is $44,623.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,317,966	EUR	3,122,552	Standard Chartered Bank	4/4/23	$ —	$ (68,441)
USD	3,397,966	EUR	3,122,551	Standard Chartered Bank	5/3/23	6,055	—
USD	711,799	EUR	671,027	Citibank, N.A.	5/31/23	—	(18,272)
USD	711,846	EUR	671,027	State Street Bank and Trust Company	5/31/23	—	(18,225)
USD	711,821	EUR	671,027	State Street Bank and Trust Company	5/31/23	—	(18,250)
USD	711,799	EUR	671,027	State Street Bank and Trust Company	5/31/23	—	(18,272)
USD	711,638	EUR	671,028	State Street Bank and Trust Company	5/31/23	—	(18,434)
USD	1,076,408	GBP	898,914	State Street Bank and Trust Company	5/31/23	—	(33,774)
USD	230,235	EUR	211,345	Bank of America, N.A.	6/30/23	—	(90)
USD	664,209	EUR	610,000	Goldman Sachs International	6/30/23	—	(572)
USD	664,425	EUR	610,000	Standard Chartered Bank	6/30/23	—	(356)
USD	664,399	EUR	610,000	Standard Chartered Bank	6/30/23	—	(382)
USD	664,299	EUR	610,000	Standard Chartered Bank	6/30/23	—	(483)
USD	664,258	EUR	610,000	Standard Chartered Bank	6/30/23	—	(523)
						$6,055	$(196,074)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At March 31, 2023, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $2,350,627, which represents 2.2% of the Trust's net assets applicable to common shares. Transactions in such funds by the Trust for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,499,592	$54,543,034	$(54,691,999)	$ —	$ —	$2,350,627	$59,582	2,350,627
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 10,882,083	$ —	$ 10,882,083
Closed-End Funds	3,167,128	—	—	3,167,128
Common Stocks	241,484	107,329	349,133	697,946
Convertible Preferred Stocks	—	7	—	7
Corporate Bonds	—	7,259,767	—	7,259,767
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	136,766,348	199,444	136,965,792
Warrants	—	0	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	2,350,627	—	—	2,350,627
Total Investments	$5,759,239	$155,015,534	$548,577	$161,323,350
Forward Foreign Currency Exchange Contracts	$ —	$ 6,055	$ —	$ 6,055
Total	$5,759,239	$155,021,589	$548,577	$161,329,405

Eaton Vance
Senior Income Trust
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (196,074)	$ —	$ (196,074)
Total	$ —	$ (196,074)	$ —	$ (196,074)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2023 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.